CONVERTIBLE DEBT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
DEBT
Beginning balance notes	$ 640,000	$ 1,447,000	$ 1,500,000
New notes	0	625,000	540,000
Payments	0	(907,000)	(593,000)
Conversion to common stock	(15,000)	(525,000)	0
Subtotal notes	625,000	640,000	1,447,000
Debt discount at year end	(5,744)	(258,938)	(494,973)
Convertible note payable net of discount	$ 619,256	$ 381,062	$ 952,027